Other Post-Employment Benefits - Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions (Detail) - Pension defined benefit plans [member] - CAD ($)
$ in Millions
	Dec. 31, 2024	Mar. 31, 2024
Actuarial assumption of discount rates [member]
Statement [Line Items]
One percentage point increase	$ (124.0)	$ (123.1)
One percentage point decrease	148.7	147.4
Actuarial assumption of discount rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	(23.9)	(26.4)
One percentage point decrease	30.0	33.2
Health care cost trend rates [Member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	24.0	27.9
One percentage point decrease	(20.5)	(24.2)
Actuarial assumption of mortality rates [member]
Statement [Line Items]
One percentage point increase	35.9	33.1
One percentage point decrease	(33.2)	(34.0)
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	8.6	8.6
One percentage point decrease	$ (8.4)	$ (8.5)